Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets, net
Prepayments and other current assets, net

9.Prepayments and other current assets, net

The following is a summary of prepayments and other current assets:

	As of December 31,
	2024	2025
	RMB	RMB
Value Added Tax (“VAT”) recoverable	16,557	37,993
Income tax recoverable	3,033	5,577
Prepaid service fees and selling expenses	10,893	27,041
Prepayments to suppliers	7,940	9,200
Deferred charges	4,651	6,080
Deposits for rental	9,606	40,736
Interest receivable	111,146	143,523
Receivable from financial institution	6,162	1,866
Others(i)	27,147	61,280
Prepayments and other current assets	197,135	333,296
Less: allowance for credit losses(ii)	(12,044)	(13,818)
Prepayments and other current assets, net	185,091	319,478
(i)

The “Others” include receivables for incentive payments from a depositary bank, with amounts of nil and RMB34,151 as of December 31, 2024 and 2025, respectively. The related gains, which were RMB93,544, RMB89,595, and RMB89,943 for the years ended December 31, 2023, 2024 and 2025 respectively, were included in “others, net” in the consolidated statements of comprehensive income.

(ii)	The allowance for credit losses recorded as of December 31, 2024 and 2025 were RMB12,044 and RMB13,818.